Income taxes - Components of Income Tax Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Expense for the year		$ 127
Current income tax expense		127
Origination and reversal of temporary differences	$ (25,920)	(52,653)
Change in unrecognized deductible temporary differences	25,658	26,844
Other	910	3,165
Deferred income tax expense (recovery)	648	(22,644)
Income tax expense (recovery)	$ 648	$ (22,517)